Note 13 - Income Taxes (Tables)	12 Months Ended
Jan. 31, 2018
Statement Line Items [Line Items]
Disclosure of the reconciliation of income taxes [text block]
	2018	2017	2016

Loss before income tax	$(285,490)	$(1,807,330)	$(74,072)
Canadian statutory rate	26.08%	26.00%	26.00%

Expected income tax recovery	(74,455)	(469,906)	(19,259)
Difference in foreign tax rates	-	-	(34,591)
Other temporary differences	(6,549)	384,083	-
Tax effect of foreign exchange on assets and liabilities	-	-	561,476
Effect on change in tax rates	(148,288)	-	-
Adjustment to tax losses provided from prior years	(44,862)	54,112	-
Unused tax losses and tax offsets not recognized as deferred tax asset	274,154	31,711	(507,626)
	$-	$-	$-

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	2018	201 7

Carrying value less than income tax basis of interest in exploration properties	$5,410,000	$5,410,000
Carrying value less than income tax basis of fixed assets	53,000	53,000
Non-capital losses carried forward	9,381,000	9,067,000
Capital losses carried forward	42,000	42,000
	$14,886,000	$14,572,000

Disclosure of the non-capital tax losses expiration [text block]
Available to	Canada	Foreign	Total

2027	$50,000	$-	$50,000
2028	150,000	-	150,000
2029	871,000	-	871,000
2030	1,899,000	-	1,899,000
2031	2,229,000	-	2,229,000
2032	1,843,000	-	1,843,000
2033	704,000	-	704,000
2034	486,000	-	486,000
2035	310,000	-	310,000
2036	173,000	-	173,000
2037	352,000	-	352,000
2037	314,000		314,000
	$9,381,000	$-	$9,381,000